Risk Management (Details) - Schedule of breakdown by maturity - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Individual Up to 7 Days [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Cash flow receivable (assets) and income	$ 9,123,887	$ 8,075,378
Cash flow payable (liabilities) and expenses	9,295,580	10,499,423
Mismatch	(171,693)	(2,424,045)
Individual Up to 15 Days [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Cash flow receivable (assets) and income	1,805,516	2,192,356
Cash flow payable (liabilities) and expenses	1,855,664	1,558,043
Mismatch	(50,148)	634,313
Individual Up to 30 Days [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Cash flow receivable (assets) and income	3,552,792	2,098,212
Cash flow payable (liabilities) and expenses	2,702,150	1,717,827
Mismatch	850,642	380,385
Mismatch affected by limits	628,801	(1,409,346)
Limits:
1 time capital	4,128,808	3,359,436
Margin available	$ 4,757,609	$ 1,950,090
% used	15.00%	42.00%
Consolidated Up to 7 Days [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Cash flow receivable (assets) and income	$ 9,269,188	$ 8,239,806
Cash flow payable (liabilities) and expenses	9,320,125	10,655,776
Mismatch	(50,937)	(2,415,970)
Consolidated Up to 15 Days [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Cash flow receivable (assets) and income	1,804,580	2,156,255
Cash flow payable (liabilities) and expenses	1,855,664	1,557,680
Mismatch	(51,084)	598,575
Consolidated Up to 30 Days [Member]
Risk Management (Details) - Schedule of breakdown by maturity [Line Items]
Cash flow receivable (assets) and income	3,514,336	2,052,735
Cash flow payable (liabilities) and expenses	2,707,135	1,714,384
Mismatch	807,201	338,351
Mismatch affected by limits	705,180	(1,479,044)
Limits:
1 time capital	4,238,372	3,359,436
Margin available	$ 4,943,552	$ 1,880,392
% used	17.00%	44.00%